Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000004399
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 10,000	$ 8,557	$ 8,301	$ 9,659	$ 10,466	$ 6,040	$ 15,742	$ 15,524	$ 14,170	$ 12,334	$ 9,775
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 10,000	25,801	19,495	16,057	20,143	15,739	14,179	13,909	12,604	10,567	9,384
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 10,000	25,801	19,495	16,057	20,143	15,739	14,179	13,909	12,604	10,567	9,384
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 10,000	$ 25,801	$ 19,495	$ 16,057	$ 20,143	$ 15,739	$ 14,179	$ 13,909	$ 12,604	$ 10,567	$ 9,384